PROVISION FOR JUDICIAL LIABILITIES - Possible losses, labor (Details)	Dec. 31, 2024 BRL (R$) item	Dec. 31, 2023 BRL (R$) item
Labor
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded | R$	R$ 171,480,000	R$ 194,883,000
Labor | Possible losses
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits | item	1,135	1,034
Possible losses for which no provision was recorded | R$	R$ 171,480	R$ 194,883
Labor | Possible losses and remote losses
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits | item	1,178	1,241
Civil, environment and real estate
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded | R$	R$ 5,065,714
Civil, environment and real estate | Possible losses
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits | item	201	219
Possible losses for which no provision was recorded | R$		R$ 4,462,964
Civil, environment and real estate | Possible losses and remote losses
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits | item	97	76